Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452



                            FIRST TRUST SERIES FUND

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                  (the "Fund")

          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
  DATED MARCH 2, 2015, AS SUPPLEMENTED ON MARCH 18, 2015 AND NOVEMBER 17, 2015

                            DATED DECEMBER 14, 2015

      Effective as of November 1, 2015, Thomas Dugan replaced David Miyazaki as a portfolio manager for the Fund. Mark Keller, Daniel Winter and Chris Stein will continue to act as portfolio managers for the Fund.

      1. Notwithstanding anything to the contrary in the statement of additional information for the Fund, the first paragraph of the sub-section entitled "Portfolio Managers" of the section entitled "Sub-Advisor" in the statement of additional information is replaced in its entirety with the following:

      Mark Keller, Daniel Winter, Chris Stein and Thomas Dugan have primary responsibility for the day-to-day management and implementation of investment strategies of the Fund.

      2. Notwithstanding anything to the contrary in the statement of additional information for the Fund, the third bullet in the bulleted list in the sub-section entitled "Portfolio Managers" of the section entitled "Sub-Advisor" in the statement of additional information is replaced in its entirety with the following:

      o Chris Stein serves as Vice President and Portfolio Manager of Confluence. Mr. Stein joined Confluence in August 2008. Previously, Mr. Stein served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. Mr. Stein was part of the portfolio management team responsible for Gallatin's Large Cap Value, Small Cap Value, Equity Income, Value Opportunities and All Cap Global separately managed accounts. His analytical coverage was primarily focused on companies within the consumer discretionary sector. Additionally, Mr. Stein assisted the A.G. Edwards Trust Company in constructing and managing individual stock portfolios. Prior to joining the Asset Management division in 2001, Mr. Stein was an associate analyst covering the media and entertainment sector for A.G. Edwards' securities research. Prior to joining A.G. Edwards in 1998, he was a financial consultant with Renaissance Financial. Mr. Stein earned a Bachelor of Science in Accounting and a Bachelor of Science in Finance from the University of Dayton. Mr. Stein also received a Master of Business Administration from St. Louis University.

      o Thomas Dugan serves as Associate Vice President and Portfolio Manager for Confluence. Prior to joining Confluence in 2008, Mr. Dugan served as an equity analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. Before joining Gallatin, Mr. Dugan was an equity analyst with Martin Capital Management in Elkhart, Indiana. Mr. Dugan graduated summa cum laude with a Bachelor of Science degree in business administration in finance and economics from Rockhurst University. He earned his Master of Business Administration degree from the Kelley School of Business at Indiana University and is a CFA charterholder.

      3. Notwithstanding anything to the contrary in the statement of additional information for the Fund, the table beneath the bulleted list in the sub-section entitled "Portfolio Managers" of the section entitled "Sub-Advisor" in the statement of additional information is replaced in its entirety with the following:


NAME OF PORTFOLIO MANAGER      DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY
                                           OWNED IN FUND MANAGED

Mark Keller                                          C

Daniel Winter                                        D

Chris Stein                                          C

Thomas Dugan*                                        A

* Thomas Dugan became a portfolio manager of the Fund effective November 1, 2015. The table indicates the range of shares he beneficially owns of the Fund as of November 1, 2015.

      4. Notwithstanding anything to the contrary in the statement of additional information for the Fund, the table in the sub-section entitled "Other Accounts Managed" in the section entitled "Sub-Advisor" in the statement of additional information is replaced in its entirety with the following:

                                                                                NUMBER OF       ASSETS OF
                                                                  $ ASSETS    ACCOUNTS WITH   ACCOUNTS WITH
                                                    NUMBER OF       (IN        PERFORMANCE     PERFORMANCE
PORTFOLIO MANAGER     TYPE OF ACCOUNT MANAGED       ACCOUNTS     MILLIONS)      BASED FEES      BASED FEES
Mark Keller        Registered Investment                2          132.8            0               0
                   Companies
                   Other Pooled Investment              0            0              0               0
                   Vehicles
                   Other Accounts                     7515         2462.2           0               0

Daniel Winter      Registered Investment                2          132.8            0               0
                   Companies
                   Other Pooled Investment              0            0              0               0
                   Vehicles
                   Other Accounts                     6816         2278.2           0               0

Chris Stein        Registered Investment                1           3.8             0               0
                   Companies
                   Other Pooled Investment              0            0              0               0
                   Vehicles
                   Other Accounts                     6647          2195            0               0

Thomas Dugan*      Registered Investment                1           4.5             0               0
                   Companies
                   Other Pooled Investment              0            0              0               0
                   Vehicles
                   Other Accounts                     8680         2702.4           0               0

* Thomas Dugan became a portfolio manager of the Fund effective November 1, 2015. The information in the table is as of October 31, 2015.



      PLEASE KEEP THIS SUPPLEMENT WITH THE FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE